UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson           New York, NY          5/14/10
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             6
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Form 13F Information Table Entry Total:        34
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Form 13F Information Table Value Total:       $410,631
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

         1         028-13860       Centerbridge Credit Partners
                                   General Partner, L.L.C.
         2         028-13859       Centerbridge Credit Partners
                                   Offshore General Partner, L.L.C.
         3         028-13862       Centerbridge Credit Advisors,
                                   L.L.C.
         4         028-13861       Centerbridge Partners Holdings, LLC
         5         028-13858       Jeffrey H. Aronson
         6         028-13857       Mark T. Gallogly


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                                                          FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN3      COLUMN 4       COLUMN 5    COLUMN 6 COLUMN 7         COLUMN 8
                                                                        SHRS ORSH/  PUT/ INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS     CUSIP    VALUE(x$1000)  PRN AMTPRN  CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                                                 SOLE   SHARED  NONE
AMERICAN INTL GROUP INC      UNIT 99/99/9999   026874115      4,249    415,799 SH        DEFINED   2,3,4,5,6    415,799
AMERICAN INTL GROUP INC      UNIT 99/99/9999   026874115      2,394    234,283 SH        DEFINED   1,3,4,5,6    234,283
AMERICAN INTL GROUP INC      UNIT 99/99/9999   026874115      2,204    215,677 SH        DEFINED   4,5,6        215,677
CIT GROUP INC                COM NEW           125581801    137,262  3,523,144 SH        DEFINED   2,3,4,5,6  3,523,144
CIT GROUP INC                COM NEW           125581801     77,500  1,989,228 SH        DEFINED   1,3,4,5,6  1,989,228
CIT GROUP INC                COM NEW           125581801     75,039  1,926,057 SH        DEFINED   4,5,6      1,926,057
ISTAR FINL INC               COM               45031U101     10,066  2,193,135 SH        DEFINED   2,3,4,5,6  2,193,135
ISTAR FINL INC               COM               45031U101      5,559  1,211,111 SH        DEFINED   1,3,4,5,6  1,211,111
ISTAR FINL INC               COM               45031U101      3,755    818,050 SH        DEFINED   4,5,6        818,050
NATIONAL WESTMINSTER BK PLC  SPON ADR C        638539882      3,772    178,772 SH        DEFINED   2,3,4,5,6    178,772
NATIONAL WESTMINSTER BK PLC  SPON ADR C        638539882      1,791     84,871 SH        DEFINED   1,3,4,5,6     84,871
NATIONAL WESTMINSTER BK PLC  SPON ADR C        638539882      1,698     80,497 SH        DEFINED   4,5,6         80,497
PENN NATL GAMING INC         COM               707569109      1,238     44,514 SH        DEFINED   4,5,6         44,514
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P     780097762        249     19,750 SH        DEFINED   2,3,4,5,6     19,750
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P     780097762        144     11,382 SH        DEFINED   1,3,4,5,6     11,382
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P     780097762        136     10,768 SH        DEFINED   4,5,6         10,768
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      6,942    520,026 SH        DEFINED   2,3,4,5,6    520,026
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      4,666    349,526 SH        DEFINED   1,3,4,5,6    349,526
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      2,210    165,578 SH        DEFINED   4,5,6        165,578
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747      2,772    220,725 SH        DEFINED   2,3,4,5,6    220,725
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747      2,041    162,475 SH        DEFINED   1,3,4,5,6    162,475
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747        598     47,600 SH        DEFINED   4,5,6         47,600
ROYAL BK SCOTLAND GROUP PLC  SP ADR L RP PF    780097788      9,197    572,655 SH        DEFINED   2,3,4,5,6    572,655
ROYAL BK SCOTLAND GROUP PLC  SP ADR L RP PF    780097788      5,694    354,567 SH        DEFINED   1,3,4,5,6    354,567
ROYAL BK SCOTLAND GROUP PLC  SP ADR L RP PF    780097788      6,089    379,158 SH        DEFINED   4,5,6        379,158
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T     780097713      8,289    579,630 SH        DEFINED   2,3,4,5,6    579,630
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T     780097713      4,698    328,498 SH        DEFINED   1,3,4,5,6    328,498
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T     780097713      4,956    346,542 SH        DEFINED   4,5,6        346,542
ROYAL BK SCOTLAND GROUP PLC  SPON ADR F        780097804      4,775    233,591 SH        DEFINED   2,3,4,5,6    233,591
ROYAL BK SCOTLAND GROUP PLC  SPON ADR F        780097804      2,694    131,794 SH        DEFINED   1,3,4,5,6    131,794
ROYAL BK SCOTLAND GROUP PLC  SPON ADR F        780097804      2,092    102,359 SH        DEFINED   4,5,6        102,359
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H    780097879      7,783    404,328 SH        DEFINED   2,3,4,5,6    404,328
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H    780097879      4,391    228,105 SH        DEFINED   1,3,4,5,6    228,105
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H    780097879      3,688    191,559 SH        DEFINED   4,5,6        191,559

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